Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
2021	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	575	284	1,021	1,068	5,357	8,317
Foreign currency translation impact	10	4	22	39	42	117
Other	0	(3)	0	0	0	(3)
Balance at end of period	585	285	1,043	1,107	5,399	8,431
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Impairment losses	0	0	103	0	1,520	1,623
Balance at end of period	0	0	103	0	5,399	5,514
Net book value (CHF million)
Net book value	585	285	940	1,107	0	2,917
2020
Gross amount of goodwill (CHF million)
Balance at beginning of period	607	295	995	1,199	5,446	8,554
Goodwill acquired during the year	0	0	98	9	24	131
Foreign currency translation impact	(29)	(10)	(62)	(102)	(113)	(316)
Other	(3)	(1)	(10)	(38)	0	(52)
Balance at end of period	575	284	1,021	1,068	5,357	8,317
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	575	284	1,021	1,068	1,478	4,426
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
2021	Swiss Universal Bank	International Wealth Management	Asia Pacific	Asset Management	Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	557	276	1,005	1,062	4,734	7,646
Foreign currency translation impact	10	4	25	39	27	105
Other	0	(3)	0	0	0	(3)
Balance at end of period	567	277	1,030	1,101	4,761	7,748
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Impairment losses	0	0	94	0	882	976
Balance at end of period	0	0	94	0	4,761	4,867
Net book value (CHF million)
Net book value	567	277	936	1,101	0	2,881
2020
Gross amount of goodwill (CHF million)
Balance at beginning of period	589	288	986	1,193	4,783	7,851
Goodwill acquired during the year	0	0	98	9	24	131
Foreign currency translation impact	(30)	(11)	(68)	(102)	(73)	(284)
Other	(2)	(1)	(11)	(38)	0	(52)
Balance at end of period	557	276	1,005	1,062	4,734	7,646
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	0	3,879	3,891
Balance at end of period	0	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	557	276	1,005	1,062	855	3,755
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.